Document and Entity Information	Feb. 26, 2020
Document And Entity Information
Document Type	497
Document Period End Date	Sep. 30, 2019
Entity Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 26, 2020
Document Effective Date	Mar. 26, 2020
Prospectus Date	Jan. 28, 2020